Note 3 - Stockholders' Deficit, Stock Options and Warrants - Summary of Transactions for Stock Options and Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Options exercise price (in dollars per share)	$ 65.75
Number of Shares Outstanding (in shares)	165,643
Warrant [Member]
Number of Shares Outstanding (in shares)	323,099	20,029
Average Exercise Price Outstanding (in dollars per share)	$ 128.40	$ 198.75
Number of Shares Issued (in shares)	1,487,881	303,269
Average Exercise Price Issued (in dollars per share)	$ 0.71	$ 123.75
Number of Shares Expired (in shares)		(79)
Average Exercise Price Expired (in dollars per share)		$ 283.50
Number of Shares Exercised (in shares)	(939,879)	(120)
Average Exercise Price Exercised (in dollars per share)		$ 123.75
Number of Shares Outstanding (in shares)	871,101	323,099
Average Exercise Price Outstanding (in dollars per share)	$ 52.22	$ 128.40
Number of Shares Cancelled (in shares)
Employee Stock Option [Member]
Number of Shares Outstanding (in shares)	31,350	17,945
Average Exercise Price Outstanding (in dollars per share)	$ 133.23	$ 187.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	157,982	14,171
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 3.14	$ 69
Number of Shares Expired (in shares)		(766)
Average Exercise Price Expired (in dollars per share)		$ 293.25
Number of Shares Exercised (in shares)	(1,312)
Options exercise price (in dollars per share)	$ 65.75
Number of Shares Outstanding (in shares)	165,643	31,350
Average Exercise Price Outstanding (in dollars per share)	$ 11.22	$ 133.23
Number of Shares Cancelled (in shares)	(22,377)
Average Exercise Price Cancelled (in dollars per share)	$ 122.13